Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans, allowance (in Dollars)	$ 5,602	$ 6,041
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0	$ 0
Common stock, shares issued	7,096,574	7,082,062